Pension And Postretirement Benefits (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost				$ 711,000,000	$ 2,762,000,000	$ (4,251,000,000)
Increase (decrease) in plan benefit obligations due to change in assumed rates				$ (2,992,000,000)	$ (2,002,000,000)	(1,148,000,000)
Composite rate of compensation increase for determining benefit obligation	3.00%	3.00%		3.00%	3.00%
Discretionary contributions to postretirement plan	$ 425,000,000	$ 200,000,000
Debt-financed shares held by ESOPs (allocated or unallocated)	0			$ 0
Benefit cost of the contributory savings plans				814,000,000	$ 793,000,000	724,000,000
Forecast
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates			$ 277,000,000
Assumptions used, percentage change in weighted-average interest crediting rate that would impact pension benefit obligation			(0.50%)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Special termination benefits				0	81,000,000
Accumulated benefit obligation for pension plans	$ 60,848,000,000	$ 58,150,000,000		60,848,000,000	58,150,000,000
Combined net pension and postretirement cost				$ 1,450,000,000	$ 2,393,000,000	$ (909,000,000)
Discount rate for determining projected benefit obligation	2.70%	3.40%		2.70%	3.40%	4.50%
Decrease in discount rate over prior year				0.70%	1.10%
Increase (decrease) in plan benefit obligations due to change in assumed rates				$ 5,594,000,000	$ 8,018,000,000
Long-term rate of return on plan assets				7.00%	7.00%	7.00%
Composite rate of compensation increase for determining benefit obligation	3.00%	3.00%		3.00%	3.00%	3.00%
Preferred equity interest value	$ 54,606,000,000	$ 53,530,000,000		$ 54,606,000,000	$ 53,530,000,000	$ 51,681,000,000
Aggregate percentage of the fair value of investments to the fair value of total plan assets held as of the measurement date	11.00%			11.00%
Pension Benefits | Level 3
Defined Benefit Plan Disclosure [Line Items]
Preferred equity interest value	$ 8,390,000,000	11,639,000,000		$ 8,390,000,000	11,639,000,000	11,333,000,000
Pension Benefits | Preferred interest
Defined Benefit Plan Disclosure [Line Items]
Preferred equity interest value	5,771,000,000	8,806,000,000		5,771,000,000	8,806,000,000
Pension Benefits | Preferred interest | Level 3
Defined Benefit Plan Disclosure [Line Items]
Preferred equity interest value	$ 5,771,000,000	8,806,000,000		5,771,000,000	8,806,000,000
Pension Benefits | Mobility II, LLC | Preferred interest
Defined Benefit Plan Disclosure [Line Items]
Preferred equity interest value held by pension trust		$ 8,806,000,000			8,806,000,000
Value of portion of preferred interest sold to third party investors				2,885,000,000
Pension Benefits | Forecast
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on plan assets			6.75%
Downward adjustment to expected long-term rate of return on plan assets			0.25%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Special termination benefits				0	0
Combined net pension and postretirement cost				$ (739,000,000)	$ 369,000,000	$ (3,342,000,000)
Discount rate for determining projected benefit obligation	2.40%	3.20%		2.40%	3.20%	4.40%
Decrease in discount rate over prior year				0.80%	1.20%
Increase (decrease) in plan benefit obligations due to change in assumed rates				$ 1,311,000,000	$ 2,399,000,000
Long-term rate of return on plan assets				4.75%	5.75%	5.75%
Composite rate of compensation increase for determining benefit obligation	3.00%	3.00%		3.00%	3.00%	3.00%
Preferred equity interest value	$ 3,843,000,000	$ 4,145,000,000		$ 3,843,000,000	$ 4,145,000,000	$ 4,277,000,000
Aggregate percentage of the fair value of investments to the fair value of total plan assets held as of the measurement date	1.00%			1.00%
Postretirement Benefits | Level 3
Defined Benefit Plan Disclosure [Line Items]
Preferred equity interest value	$ 4,000,000	$ 32,000,000		$ 4,000,000	32,000,000	13,000,000
Postretirement Benefits | Forecast
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on plan assets			4.50%
Downward adjustment to expected long-term rate of return on plan assets			0.25%
Healthcare Benefits | Prescription Drug Cost - Eligible Participants
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates					$ (102,000,000)
Assumed annual and ultimate health care cost trend rate for next fiscal year	4.00%			4.00%
Estimated annual growth rate for health care cost	4.00%	4.50%		4.00%	4.50%
Healthcare Benefits | Medical Cost - Eligible Participants
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates					$ (102,000,000)
Assumed annual and ultimate health care cost trend rate for next fiscal year	4.00%			4.00%
Estimated annual growth rate for health care cost	4.00%	4.50%		4.00%	4.50%
Healthcare Benefits | Administrative Expense
Defined Benefit Plan Disclosure [Line Items]
Percent of growth assumed				2.50%
Healthcare Benefits | Administrative Expense | Forecast
Defined Benefit Plan Disclosure [Line Items]
Percent of growth assumed			2.50%
Healthcare Benefits | Dental Claims
Defined Benefit Plan Disclosure [Line Items]
Percent of growth assumed				3.00%
Healthcare Benefits | Dental Claims | Forecast
Defined Benefit Plan Disclosure [Line Items]
Percent of growth assumed			3.00%
Supplemental Employee Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost				$ 330,000,000	$ 438,000,000
Discount rate for determining projected benefit obligation	2.30%	3.20%		2.30%	3.20%
Projected benefit obligation	$ 2,687,000,000	$ 2,605,000,000		$ 2,687,000,000	$ 2,605,000,000
Deferred compensation expense				$ 183,000,000	$ 199,000,000	$ 128,000,000